Related party disclosures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party disclosures
28. Related party disclosures
28.1 Compensation of key management personnel of the Group
The remuneration of key management personnel of the Group is set out below in aggregate:

	Year ended December 31,
	2017	2018	2019
Short-term benefits	2,757	3,176	3,488
Post-employment benefits	87	60	64
IFRS 2 share-based payment charge	2,726	1,470	1,152

Total compensation paid to key management personnel	5,570	4,706	4,704

The amounts disclosed in the table above are the amounts
recognized
 as an expense during the reporting period related to key management personnel. Key management personnel of the Group consist of executive directors (the Chief Executive Officer and Chief Financial Officer),
non-executive
directors and other members of management (the General Counsel, the Chief Medical Officer, the Head of Corporate Development, the Head of Patient Access and Commercial Planning and the US Site Head (SVP Regulatory Affairs)).
28.2 Employee Benefit Trust
In 2016 the Company set up an Employee Benefit Trust
 (“EBT”)
for the purposes of buying and selling shares on the employees’ behalf.
A total of £1.0 million of funding was paid into the
EBT
by the Company during the year ended December 31, 2019 (2018: £0.3 million). A total of 1,074,274 shares were purchased by the
EBT
during the year ended December 31, 2019 (2018: 163,000).
As at December 31, 2019 a cash balance of £21,762 (2018: £21,762) was held by the
EBT
.
28.3 Novartis Notes
On June 6, 2019, Novartis delivered to the Company a notice of conversion with respect to the aggregate principal amount and interest of the Novartis Notes. Pursuant to such notice, on June 21, 2019, £2.4 million aggregate principal amount of Novartis Notes was converted into 1,071,042 fully paid ordinary shares at a fixed conversion price of £2.21 per ordinary share (see Note 18). Additionally, in connection with such conversion, the Company issued 864,966 bonus shares to Novartis.
On February 10, 2020, the Company entered into a £3.8 million convertible equity financing with Novartis Pharma (AG) (“Novartis”). Under the terms of the convertible equity financing, Novartis will purchase $5 million in a convertible loan note (see Note 30).